Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2023
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
CIK	dei_EntityCentralIndexKey	0000856517
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 26, 2023
Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2023
Prospectus Date	rr_ProspectusDate	Sep. 30, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Capital Reserves Fund | Federated Hermes Capital Reserves Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRFXX
Federated Hermes Government Reserves Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRCXX
Federated Hermes Government Reserves Fund | F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRGXX
Federated Hermes Government Reserves Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRAXX
Federated Hermes Government Reserves Fund | P
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRFXX
Federated Hermes Government Obligations Fund | SEL
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRTXX
Federated Hermes Government Obligations Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOIXX
Federated Hermes Government Obligations Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOSXX
Federated Hermes Government Obligations Fund | ADM
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOEXX
Federated Hermes Government Obligations Fund | CII
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFYXX
Federated Hermes Government Obligations Fund | CS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFSXX
Federated Hermes Government Obligations Fund | CAP
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOCXX
Federated Hermes Government Obligations Fund | TR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GORXX
Federated Hermes Government Obligations Fund | PRM
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOFXX
Federated Hermes Government Obligations Fund | AVR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOVXX
Federated Hermes Government Obligations Fund | SDG
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPHXX
Federated Hermes Government Obligations Tax-Managed Fund | AS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOAXX
Federated Hermes Government Obligations Tax-Managed Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOTXX
Federated Hermes Government Obligations Tax-Managed Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTSXX
Federated Hermes Institutional Money Market Management | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPXX
Federated Hermes Institutional Money Market Management | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMSXX
Federated Hermes Institutional Money Market Management | CAP
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMLXX
Federated Hermes Institutional Money Market Management | EAG
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMMXX
Federated Hermes Prime Cash Obligations Fund | AS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAXX
Federated Hermes Prime Cash Obligations Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTRXX
Federated Hermes Prime Cash Obligations Fund | WS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCOXX
Federated Hermes Prime Cash Obligations Fund | AVR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCVXX
Federated Hermes Prime Cash Obligations Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRCXX
Federated Hermes Prime Cash Obligations Fund | CII
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCDXX
Federated Hermes Prime Cash Obligations Fund | CS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTSXX
Federated Hermes Prime Cash Obligations Fund | CAP
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCCXX
Federated Hermes Prime Cash Obligations Fund | TR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTTXX
Federated Hermes Institutional Prime Obligations Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POIXX
Federated Hermes Institutional Prime Obligations Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRSXX
Federated Hermes Institutional Prime Value Obligations Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVOXX
Federated Hermes Institutional Prime Value Obligations Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVSXX
Federated Hermes Institutional Prime Value Obligations Fund | CAP
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVCXX
Federated Hermes Treasury Obligations Fund | SEL
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOLXX
Federated Hermes Treasury Obligations Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOIXX
Federated Hermes Treasury Obligations Fund | AS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOAXX
Federated Hermes Treasury Obligations Fund | AVR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOVXX
Federated Hermes Treasury Obligations Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOSXX
Federated Hermes Treasury Obligations Fund | ADM
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TODXX
Federated Hermes Treasury Obligations Fund | CMS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOMXX
Federated Hermes Treasury Obligations Fund | CAP
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOCXX
Federated Hermes Treasury Obligations Fund | TR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOTXX
Federated Hermes Treasury Obligations Fund | PRM
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOPXX
Federated Hermes Trust for U S Treasury Obligations | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTOXX
Federated Hermes Trust for U S Treasury Obligations | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTQXX
Federated Hermes Trust for U S Treasury Obligations | CII
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTIXX
Federated Hermes Trust for U S Treasury Obligations | CS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCSXX